PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
			Leasehold	Production
Cost	Land	Building	Improvements	Equipment	Vehicles	Total

Balance, December 31, 2015	$12,558	$2,955,901	$43,715	$803,645	$28,181	$3,844,000
Additions	-	-	-	6,337	29,601	35,938
Balance, December 31, 2016	$12,558	$2,955,901	$43,715	$809,982	$57,782	$3,879,938
Additions	-	-	-	-	33,336	33,336
Disposition	-	-	-	-	(29,601)	(29,601)
Balance, December 31,2017	$12,558	$2,955,901	$43,715	$809,982	$61,517	$3,883,673
Accumulated Amortization
Balance, December 31, 2015	$-	$193,461	$24,635	$208,339	$20,672	$447,107
Amortization	-	110,498	5,593	119,995	2,253	238,339
Balance, December 31, 2016	$-	$303,959	$30,228	$328,334	$22,925	$685,446
Amortization	-	106,078	2,696	96,330	1,577	206,681
Balance, December 31, 2017	$-	$410,037	$32,924	$424,664	$24,502	$892,127
Carrying Value
December 31, 2017	$12,558	$2,545,864	$10,791	$385,318	$37,015	$2,991,546
December 31, 2016	$12,558	$2,651,942	$13,487	$481,648	$34,857	$3,194,492